Long-term Debt - Equipment Loans (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) installment	Sep. 30, 2022 USD ($)
Additions:
Repayments	$ (20,447,000)	$ (11,900,000)
Equipment loans
Long-term Debt
Equipment pledged as security	20,262,000	14,949,000
Beginning Balance	5,707,000	7,384,000
Additions:
Acquisitions	5,322,000	1,161,000
Operations	23,615,000	9,062,000
Repayments	(20,297,000)	(11,900,000)
Ending Balance	14,347,000	5,707,000
Current portion, less than 1 year	14,114,000	5,473,000
Long-term portion, due between 1 and 5 years	$ 233,000	$ 234,000
Equipment loans | Repayment in twelve months
Long-term Debt
Interest rate	0.00%
Number of equal monthly installments | installment	12
Equipment loans | Repayment in twelve months | Minimum
Long-term Debt
Incremental borrowing rate	7.00%
Equipment loans | Repayment in twelve months | Maximum
Long-term Debt
Incremental borrowing rate	8.00%